ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Class of Stock [Line Items]
Dividends to be distributed to shareholders	¥ 51,493
Declared date of dividends to be distributed to shareholders	2020-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2020
Amount available for dividends under the Japanese Companies Act	¥ 789,063
Equity in undistributed earnings of the companies accounted for by the equity method	67,924	¥ 32,978	¥ 50,103
Restricted net assets of certain subsidiaries include regulatory capital requirements for banking and life insurance operations	14,116
Retained Earnings
Class of Stock [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	¥ 114,496